Reconciliation of Net Cash Flow to Movement in Net Debt - Summary of Analysis of Changes in Net Debt (Detail) £ in Millions	12 Months Ended
Dec. 31, 2018 GBP (£)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	£ (17,057)
Exchange	(809)
Other	105
Profit and loss	(808)
Reclassification	0
Cash flow	(7,333)
Ending balance	(25,902)
Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(2,592)
Exchange	(92)
Other	(11)
Profit and loss	0
Reclassification	(4,840)
Cash flow	2,014
Ending balance	(5,521)
Long Term Borrowings [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(14,264)
Exchange	(697)
Other	(16)
Profit and loss	4
Reclassification	4,840
Cash flow	(10,138)
Ending balance	(20,271)
Total Debt [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(13,178)
Exchange	(776)
Other	(26)
Profit and loss	4
Reclassification	0
Cash flow	(7,645)
Ending balance	(21,621)
Accrued interest [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(203)
Exchange	(2)
Other	2
Profit and loss	(802)
Reclassification	0
Cash flow	766
Ending balance	(239)
Commercial paper [member] | Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(529)
Exchange	(36)
Other	0
Profit and loss	0
Reclassification	0
Cash flow	(65)
Ending balance	(630)
European/US Medium Term Notes and Bank Facilities [member] | Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(2,037)
Exchange	(55)
Other	0
Profit and loss	0
Reclassification	(4,824)
Cash flow	2,067
Ending balance	(4,849)
Other [member] | Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(26)
Exchange	(1)
Other	(11)
Profit and loss	0
Reclassification	(16)
Cash flow	12
Ending balance	(42)
European/US Medium Term Notes and Bank Facilities Non-current [member] | Long Term Borrowings [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(14,221)
Exchange	(696)
Other	0
Profit and loss	4
Reclassification	4,824
Cash flow	(10,138)
Ending balance	(20,227)
Other non-current debt [member] | Long Term Borrowings [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(43)
Exchange	(1)
Other	(16)
Profit and loss	0
Reclassification	16
Cash flow	0
Ending balance	(44)
Liquid Investments [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	78
Exchange	5
Other	1
Profit and loss	0
Reclassification	0
Cash flow	0
Ending balance	84
Cash and cash equivalents [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	3,833
Exchange	4
Other	0
Profit and loss	0
Reclassification	(485)
Cash flow	522
Ending balance	3,874
Cash and cash equivalents - AHFS [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	0
Exchange	0
Other	0
Profit and loss	0
Reclassification	485
Cash flow	0
Ending balance	485
Overdrafts [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(233)
Exchange	4
Other	0
Profit and loss	0
Reclassification	0
Cash flow	(43)
Ending balance	(272)
Cash and cash equivalents and overdrafts [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	3,600
Exchange	8
Other	0
Profit and loss	0
Reclassification	0
Cash flow	479
Ending balance	4,087
Derivative financial instruments [member] | Assets held to hedge liabilities arising from financing activities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	2
Exchange	1
Other	130
Profit and loss	(10)
Reclassification	0
Cash flow	6
Ending balance	129
Other financing items [member] | Assets held to hedge liabilities arising from financing activities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	0
Exchange	(19)
Other	0
Profit and loss	0
Reclassification	0
Cash flow	19
Ending balance	£ 0